UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09135

Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Dividend Advantage Municipal Fund (NAN)
	June 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 143.9% (99.5% of Total Investments)

	Consumer Discretionary – 1.7% (1.2% of Total Investments)
$ 2,335	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 2,341,001
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
5,300	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	5,486,136
	Series 2007A, 5.000%, 12/01/23
7,635	Total Consumer Discretionary			7,827,137
	Consumer Staples – 3.9% (2.7% of Total Investments)
3,095	Erie County Tobacco Asset Securitization Corporation, New York, Settlement Backed Bonds,	9/15 at 100.00	BB+	2,865,568
	Series 2005A, 5.000%, 6/01/45
1,350	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	6/16 at 100.00	B	1,320,449
	Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
3,815	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	6/16 at 100.00	B	3,265,678
	Bonds, Series 2006A-3, 5.000%, 6/01/35
320	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	12/15 at 100.00	A1	320,419
	5.250%, 6/01/25
395	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	9/15 at 100.00	A1	394,988
	5.750%, 6/01/33
75	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	9/15 at 100.00	A1	73,249
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,830	4.750%, 6/01/22	6/16 at 100.00	BBB–	2,841,263
4,390	5.000%, 6/01/26	6/16 at 100.00	BB–	4,450,538
1,000	5.000%, 6/01/34	6/16 at 100.00	B	901,240
2,110	5.125%, 6/01/42	6/16 at 100.00	B	1,812,300
19,380	Total Consumer Staples			18,245,692
	Education and Civic Organizations – 24.9% (17.2% of Total Investments)
1,295	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	1,326,702
	2007A, 5.000%, 7/01/31
1,855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B+	1,523,883
	Schools, Series 2007A, 5.000%, 4/01/37
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
2,950	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,404,300
1,000	6.375%, 7/15/43	1/20 at 100.00	BBB–	1,158,210
3,265	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	3,342,283
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of
	New York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,025	5.000%, 6/01/32	6/24 at 100.00	Aa2	1,159,931
2,070	5.000%, 6/01/43	6/24 at 100.00	Aa2	2,276,917
300	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	306,459
	University, Series 2006, 5.000%, 5/01/23
5,575	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	5,809,596
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	2,508,723
	Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured
1,760	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	1,919,790
	Series 2013A, 5.000%, 7/01/44
2,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	2,261,460
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
3,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	3,879,715
	Facilities, Series 2012A, 5.000%, 7/01/37
3,915	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	4,539,364
	Facilities, Series 2013A, 5.000%, 7/01/27
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
1,120	5.000%, 7/01/31	No Opt. Call	Aa3	1,282,120
1,245	5.000%, 7/01/33	No Opt. Call	Aa3	1,412,714
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	2,801,825
	2011A, 5.000%, 10/01/41
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	2,257,269
	Series 2009, 5.250%, 7/01/29
1,750	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	1,975,610
	2010, 5.250%, 7/01/30
1,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	2,148,701
	2015A, 5.000%, 7/01/45
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	323,486
	2009A, 5.000%, 7/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
1,000	5.000%, 7/01/34	No Opt. Call	AA–	1,144,290
2,300	5.000%, 7/01/35	No Opt. Call	AA–	2,621,356
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	11,258,000
	University, Series 2010A, 5.000%, 7/01/40
1,600	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Ba1	1,697,312
	2010, 5.250%, 7/01/35
7,015	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba3	6,789,047
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	2/19 at 100.00	A	276,278
	Project, Series 2009B, 5.250%, 2/01/39
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University
	Project, Series 2013:
1,005	5.000%, 9/01/38	9/23 at 100.00	A	1,110,515
265	5.000%, 9/01/43	9/23 at 100.00	A	290,848
4,445	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College	7/19 at 100.00	BBB	4,904,924
	Project, Series 2009, 5.750%, 7/01/39
5,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/25 at 100.00	AA	5,612,650
	Project, Refunding Series 2015A, 5.000%, 7/01/40
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/20 at 100.00	AA	1,393,522
	Project, Series 2010A, 5.000%, 7/01/40
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	BBB+	992,386
	College, Series 2011, 6.000%, 6/01/30
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project,
	Series 2015A:
75	5.000%, 7/01/40	7/25 at 100.00	BBB	80,176
85	5.000%, 7/01/45	7/25 at 100.00	BBB	90,364
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	1,024,870
160	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	163,578
3,515	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	3,589,448
5,050	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	5,128,275
400	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	407,884
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
7,555	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	7,638,785
2,750	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	2,781,268
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	1,098,630
	American Art, Series 2011, 5.000%, 7/01/31
1,500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation	8/23 at 100.00	AA–	1,692,690
	Society, Series 2013A, 5.000%, 8/01/33
835	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	888,190
	College, Series 2007, 5.000%, 10/01/27
	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York,
	Revenue Bonds, Clarkson University Project, Series 2012A:
1,050	5.250%, 9/01/33	3/22 at 100.00	A3	1,173,627
1,750	5.000%, 9/01/41	3/22 at 100.00	A3	1,895,110
2,260	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	2,484,441
	Series 2010A, 5.125%, 9/01/40
1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB	1,130,710
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
108,605	Total Education and Civic Organizations			116,978,232
	Financials – 2.9% (2.0% of Total Investments)
4,725	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	5,460,305
	Series 2005, 5.250%, 10/01/35
6,885	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	8,181,583
	Series 2007, 5.500%, 10/01/37
11,610	Total Financials			13,641,888
	Health Care – 9.3% (6.4% of Total Investments)
1,860	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	9/15 at 100.00	AA–	1,867,049
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,320	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	9/15 at 100.00	AA–	3,332,848
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,
	Series 2010:
350	5.000%, 7/01/26	7/20 at 100.00	A	387,608
350	5.200%, 7/01/32	7/20 at 100.00	A	385,970
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
4,665	6.500%, 12/01/21	12/18 at 100.00	Ba1	5,268,698
2,420	6.125%, 12/01/29	12/18 at 100.00	Ba1	2,662,726
4,800	6.250%, 12/01/37	12/18 at 100.00	Ba1	5,251,728
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/21 at 100.00	A	1,079,340
	Obligated Group, Series 2011A, 5.000%, 5/01/41
3,700	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/25 at 100.00	A	4,015,499
	Obligated Group, Series 2015A, 5.000%, 5/01/43
5,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	6,274,950
	2011A, 6.000%, 7/01/40
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	571,170
	Inc., Series 2010A, 5.750%, 7/01/30
710	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	9/15 at 100.00	BB	714,899
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
1,395	5.250%, 2/01/27	2/17 at 100.00	BB+	1,418,701
1,235	5.500%, 2/01/32	2/17 at 100.00	BB+	1,250,907
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	842,835
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35
3,200	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	BBB+	3,477,696
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
1,865	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/15 at 100.00	N/R	1,859,592
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
2,265	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/16 at 100.00	B+	2,268,918
	Series 2001A, 7.125%, 7/01/31
650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/15 at 100.00	B+	651,125
	Series 2001B, 7.125%, 7/01/31
40,500	Total Health Care			43,582,259
	Housing/Multifamily – 2.6% (1.8% of Total Investments)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA	429,444
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40
5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	9/15 at 100.00	AA+	5,013
	Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA+	4,157,280
	Series 2009J, 4.800%, 5/01/36
705	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA+	730,352
	Series 2010D-1A, 5.000%, 11/01/42
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B,	11/17 at 100.00	Aa2	2,045,880
	5.300%, 11/01/37 (Alternative Minimum Tax)
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	619,380
	4.500%, 11/01/29
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A,	5/20 at 100.00	Aa2	2,077,240
	5.000%, 11/01/42
1,385	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	1,411,855
	11/01/38 (Alternative Minimum Tax)
830	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/15 at 100.00	Aa1	832,092
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)
11,925	Total Housing/Multifamily			12,308,536
	Housing/Single Family – 0.2% (0.1% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	N/R	698,909
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
	Industrials – 3.8% (2.6% of Total Investments)
445	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	471,406
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
17,145	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	17,284,560
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
17,590	Total Industrials			17,755,966
	Long-Term Care – 2.9% (2.0% of Total Investments)
2,095	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	2,264,444
	Westchester Project, Series 2006, 5.200%, 2/15/41
1,275	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa3	1,297,351
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
100	5.125%, 7/01/30 – ACA Insured	9/15 at 100.00	N/R	100,055
850	5.000%, 7/01/35 – ACA Insured	9/15 at 100.00	N/R	850,238
3,240	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	3,283,805
	Project, Series 2006, 5.500%, 8/01/33
2,595	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	2,630,785
	Project, Series 2006A, 6.000%, 11/15/36
685	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	1/16 at 100.00	N/R	691,103
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
935	5.500%, 7/01/18	7/16 at 101.00	N/R	924,435
1,155	5.800%, 7/01/23	7/16 at 101.00	N/R	1,133,032
	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008-B1:
250	5.500%, 7/01/18	7/16 at 100.00	N/R	190,133
340	5.800%, 7/01/23	7/16 at 101.00	N/R	253,103
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	166,767
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
13,690	Total Long-Term Care			13,785,251
	Tax Obligation/General – 12.4% (8.6% of Total Investments)
	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1:
11,130	5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	12,258,471
10,000	5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	11,008,800
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	452,120
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	1,133,620
980	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/32	8/22 at 100.00	AA	1,101,598
5,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	5,859,000
8,365	New York City, New York, General Obligation Bonds, Fiscal 2015 Series B, 5.000%, 8/01/30	8/24 at 100.00	AA	9,607,788
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	9/15 at 100.00	AA	5,021
85	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	85,697
	SYNCORA GTY Insured
25	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25	6/16 at 100.00	AA	26,055
3,665	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,842,606
3,775	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	4,285,078
	5.000%, 4/01/28
	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 3324:
3,125	18.003%, 3/01/21 (IF) (4)	No Opt. Call	AA	4,716,375
1,525	18.003%, 3/01/21 (IF) (4)	No Opt. Call	AA	2,301,591
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	810,641
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	AA–	830,974
50,520	Total Tax Obligation/General			58,325,435
	Tax Obligation/Limited – 28.9% (20.0% of Total Investments)
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	9/15 at 100.00	AA	592,443
	2005A, 5.250%, 7/01/24 – CIFG Insured
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA	2,662,300
	Facilities, Series 1993A, 5.875%, 5/15/17 – FGIC Insured
980	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	1,090,397
	Purpose Series 2011C, 5.000%, 3/15/41
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	1,119,000
	Purpose Series 2012D, 5.000%, 2/15/33
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/23 at 100.00	AAA	5,513,750
	Purpose Series 2013A, 5.000%, 2/15/43
2,580	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/24 at 100.00	AAA	2,846,798
	Purpose Series 2014C. Group C, 5.000%, 3/15/44
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A,	3/23 at 100.00	AAA	1,110,870
	5.000%, 3/15/43
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A,	3/24 at 100.00	AAA	1,124,090
	5.000%, 3/15/38
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
6,700	5.750%, 2/15/47	2/21 at 100.00	A	7,598,202
2,000	5.250%, 2/15/47	2/21 at 100.00	A	2,175,600
5,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	5,774,065
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding
	Series 2012A:
1,815	5.000%, 11/15/27	No Opt. Call	AA	2,134,531
2,250	5.000%, 11/15/29	11/22 at 100.00	AA	2,604,330
2,175	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA	2,471,540
	Series 2002A, 5.750%, 7/01/18
3,370	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	7/15 at 100.00	A–	3,387,153
	5.500%, 1/01/34
6,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	6,874,400
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,870	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	No Opt. Call	AA	2,115,288
	Series 2013S-1, 5.000%, 7/15/31
465	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	495,848
	Series 2007B, 5.000%, 11/01/30
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2012 Series E-1:
3,775	5.000%, 2/01/37	2/22 at 100.00	AAA	4,209,956
3,950	5.000%, 2/01/42	2/22 at 100.00	AAA	4,382,724
3,090	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	3,527,822
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
7,860	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	8,704,164
	Fiscal 2013 Series I, 5.000%, 5/01/38
4,170	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	4,684,578
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	5,895,200
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	2,257,340
	Subordinate Series 2011-D1, 5.000%, 2/01/35
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/19 at 100.00	AAA	3,220,464
	Tender Option Bond Trust 2015-XF0080, 13.416%, 5/01/32 (IF)
6,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	7,127,940
	5.750%, 4/01/41
	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,
	Series 2008A:
2,920	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	3,193,546
7,020	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	7,668,508
1,730	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA+	1,750,743
	2005B, 5.000%, 4/01/21 – AMBAC Insured
5,550	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA+	6,001,881
	5.000%, 4/01/27
11,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA+	13,399,992
	5.500%, 4/01/20 – AMBAC Insured (UB) (4)
2,110	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	2,433,758
	5.000%, 3/15/29
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/17 at 100.00	AAA	1,576,635
	Tender Option Bond Trust 09-6W, 13.342%, 3/15/37 (IF) (4)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
16,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	2,396,800
12,500	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,635,750
146,000	Total Tax Obligation/Limited			135,758,406
	Transportation – 17.4% (12.0% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D:
4,000	5.000%, 11/15/34	11/20 at 100.00	AA–	4,431,120
1,560	5.250%, 11/15/40	11/20 at 100.00	AA–	1,714,939
6,640	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E,	No Opt. Call	AA–	7,237,135
	5.000%, 11/15/42
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E,	11/23 at 100.00	AA–	2,261,000
	5.000%, 11/15/31
5,425	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1,	5/25 at 100.00	AA–	5,947,265
	5.000%, 11/15/45
3,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	3,210,450
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	72,000
5,500	5.875%, 10/01/46 (6)	10/17 at 102.00	N/R	1,980,000
5,585	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/15 at 100.00	BB	5,607,396
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
2,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/15 at 100.00	N/R	2,022,280
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
3,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	3,173,284
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
2,850	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	3,136,710
	Center Project, Series 2011, 5.000%, 11/15/44
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Forth Series 2014:
6,000	5.000%, 9/01/33	9/24 at 100.00	AA–	6,872,640
4,000	5.000%, 9/01/34	9/24 at 100.00	AA–	4,568,080
8,780	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	5/25 at 100.00	AA–	9,844,312
	Eighty-Ninth Series 2015, 5.000%, 5/01/45
1,520	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	No Opt. Call	AA	2,002,448
	Eighth Series 2008, Trust 2920, 18.022%, 3/16/17 – AGM Insured (IF)
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	1/21 at 100.00	AA–	5,490,900
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
1,020	6.500%, 12/01/28	12/15 at 100.00	BBB	1,043,480
5,000	6.000%, 12/01/36	12/20 at 100.00	BBB	5,832,050
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	938,855
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
3,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA–	4,268,180
	Refunding Bonds, Tender Option Bond Trust 1184, 9.211%, 5/15/16 (IF)
77,460	Total Transportation			81,654,524
	U.S. Guaranteed – 12.5% (8.7% of Total Investments) (7)
10,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R (7)	10,661,162
	Hospital, Series 2005, 4.900%, 8/15/31 (Pre-refunded 8/15/15)
11,050	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA (7)	11,461,613
	Center, Series 2006, 5.000%, 7/01/35 (Pre-refunded 7/01/16) (UB)
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA– (7)	5,421,100
	5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured
2,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A (7)	2,968,364
	Obligated Group, Series 2005A, 5.000%, 11/01/34 (Pre-refunded 11/01/16)
1,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Refunding	7/17 at 100.00	A3 (7)	1,084,220
	Series 2007A, 5.000%, 7/01/36 (Pre-refunded 7/01/17)
3,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	A3 (7)	3,838,170
	2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)
1,005	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A (7)	1,017,130
	Civic Facility Project, Series 2005, 5.000%, 10/01/35 (Pre-refunded 10/01/15)
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AA+ (7)	5,054,150
	4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,030	5.500%, 7/01/18 (Pre-refunded 7/01/16)	7/16 at 101.00	N/R (7)	1,093,046
675	5.800%, 7/01/23 (Pre-refunded 7/01/16)	7/16 at 101.00	N/R (7)	718,342
735	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (7)	793,094
	Series 2007B, 5.000%, 11/01/30 (Pre-refunded 5/01/17)
2,950	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19	9/15 at 100.00	Aa2 (7)	2,973,718
	(Pre-refunded 9/01/15) – SYNCORA GTY Insured
35	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	N/R (7)	36,745
	(Pre-refunded 8/01/16)
275	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	N/R (7)	277,702
	Development and Housing, Series 2006A, 5.000%, 3/15/36 (Pre-refunded 9/15/15)
270	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	N/R (7)	273,259
	2005B, 5.000%, 4/01/21 (Pre-refunded 10/01/15) – AMBAC Insured
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AA+ (7)	1,791,475
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AA+ (7)	9,198,300
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
55,025	Total U.S. Guaranteed			58,661,590
	Utilities – 14.0% (9.7% of Total Investments)
3,500	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	3,901,205
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
370	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	394,272
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
7,300	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	7,569,808
5,300	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	5,491,860
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	258,469
	5.000%, 12/01/35 – CIFG Insured
1,460	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	1,580,392
	5.000%, 9/01/44
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,099,560
8,265	5.000%, 5/01/38	5/21 at 100.00	A–	8,963,888
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	No Opt. Call	A–	1,348,188
	5.000%, 9/01/37
4,600	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	9/15 at 100.00	A–	4,618,078
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
10,760	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	11,100,662
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa1	834,891
	11/15/19 – FGIC Insured
4,075	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/16 at 100.00	N/R	4,075,204
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
3,800	5.000%, 12/15/33	12/23 at 100.00	AAA	4,367,074
1,060	5.000%, 12/15/34	12/23 at 100.00	AAA	1,214,771
8,030	5.000%, 12/15/41	12/23 at 100.00	AAA	9,049,168
61,840	Total Utilities			65,867,490
	Water and Sewer – 6.5% (4.5% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	4,360,160
	Series 2010, 5.625%, 7/01/40
4,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	4,562,735
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	5,635,900
	General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35
3,840	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	4,329,216
	Master Financing, Series 2010C, 5.000%, 10/15/35
9,750	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AAA	10,692,825
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/25 at 100.00	AAA	1,139,180
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/40 (WI/DD, Settling 7/02/15)
27,730	Total Water and Sewer			30,720,016
$ 650,155	Total Municipal Bonds (cost $638,546,833)			675,811,331

Shares	Description (1)			Value
	COMMON STOCKS – 0.7% (0.5% of Total Investments)

	Airlines – 0.7% (0.5% of Total Investments)
78,264	American Airlines Group Inc., (8)			$ 3,125,473
	Total Common Stocks (cost $2,431,776)			3,125,473
	Total Long-Term Investments (cost $640,978,609)			678,936,804
	Floating Rate Obligations – (7.8)%			(36,730,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (19.0)% (9)			(89,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (20.0)% (10)			(94,000,000)
	Other Assets Less Liabilities – 2.2%			10,327,441
	Net Assets Applicable to Common Shares – 100%			$ 469,534,245

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$675,811,331	$ —	$675,811,331
Common Stocks	3,125,473	—	—	3,125,473
Total	$3,125,473	$675,811,331	$ —	$678,936,804

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $604,074,126.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$42,604,628
Depreciation	(4,471,938)
Net unrealized appreciation (depreciation) of investments	$38,132,690

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.
(6)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(8)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120- day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 13.1%.
(10)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 13.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 28, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 28, 2015